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Walden Midcap Fund
Walden Midcap Fund
Investment Goals
The Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Midcap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Walden Midcap Fund Walden Midcap Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Walden Midcap Fund Walden Midcap Fund
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Walden Midcap Fund | Walden Midcap Fund | USD ($)	102	318	552	1,225

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 23.17% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of March 31, 2020, the market capitalization range of the Russell Midcap® Index was between $346.8 million and $79.0 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 33 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” The Adviser also exercises its full discretion in evaluating the overall performance of each company, relative to ESG guidelines, assessing its impact on stakeholders, performance over time (relative to peers and established goals), and transparency. The Adviser reviews five broad areas: products and services; environmental impact; workplace conditions; community impact; and corporate governance. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2019	4Q2018
14.13%	(12.19)%
For the period January 1, 2020 through March 31, 2020, the aggregate (non-annualized) total return for the Fund was (24.05)%.
Average Annual Total Returns (as of December 31, 2019)
Average Annual Returns - Walden Midcap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Walden Midcap Fund	28.38%	10.58%	11.93%	Aug. 01, 2011
After Taxes on Distributions | Walden Midcap Fund	26.43%	9.21%	10.95%
After Taxes on Distributions and Sale of Fund Shares | Walden Midcap Fund	18.14%	8.18%	9.65%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	30.54%	9.33%	12.34%	Aug. 01, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).